Janus Henderson Emerging Markets Managed Volatility Fund

Schedule of Investments (unaudited)

March 31, 2020

Shares or Principal Amounts			Value
Corporate Bonds – 0%
Consumer Non-Cyclical – 0%
Britannia Industries Ltd, 8.0000%, 8/28/22 (cost $1)	100	INR	$1
Common Stocks – 98.6%
Air Freight & Logistics – 0%
ZTO Express Cayman Inc*	79		2,092
Automobiles – 0.8%
Bajaj Auto Ltd	1,129		29,965
Eicher Motors Ltd	10		1,716
Kia Motors Corp	429		9,078
Maruti Suzuki India Ltd	37		2,074
			42,833
Banks – 13.4%
Al Rajhi Bank	151		2,162
Alinma Bank*	495		2,741
Arab National Bank	3,610		17,585
Bank Central Asia Tbk PT	27,600		46,698
BDO Unibank Inc	950		1,948
Chang Hwa Commercial Bank Ltd	29,262		18,439
CTBC Financial Holding Co Ltd	27,000		15,988
Dubai Islamic Bank PJSC	66,299		64,976
E.Sun Financial Holding Co Ltd	71,050		57,001
First Abu Dhabi Bank PJSC	17,951		46,356
First Financial Holding Co Ltd	141,443		91,945
Hua Nan Financial Holdings Co Ltd	120,816		72,140
ICICI Bank Ltd	4,337		18,995
Malayan Banking Bhd	13,000		22,324
Masraf Al Rayan QSC	3,191		3,205
Mega Financial Holding Co Ltd	19,000		17,881
OTP Bank Nyrt	37		1,076
Postal Savings Bank of China Co Ltd (144A)	11,000		6,677
Public Bank Bhd	13,500		49,383
Qatar International Islamic Bank QSC	171		340
Qatar Islamic Bank SAQ	155		608
RHB Bank Bhd	4,800		5,172
Sberbank of Russia PJSC (ADR)	60		569
SinoPac Financial Holdings Co Ltd	29,500		10,784
Taishin Financial Holding Co Ltd	33,000		12,773
Taiwan Business Bank	4,000		1,282
Taiwan Cooperative Financial Holding Co Ltd	156,575		95,047
			684,095
Beverages – 0.3%
Arca Continental SAB de CV	2,100		8,468
Fomento Economico Mexicano SAB de CV	868		5,243
			13,711
Biotechnology – 0.3%
Innovent Biologics Inc (144A)*	3,500		14,715
Zai Lab Ltd (ADR)*	13		669
			15,384
Capital Markets – 1.1%
Banco BTG Pactual SA	600		3,839
Reinet Investments SCA	3,202		50,968
Yuanta Financial Holding Co Ltd	7,000		3,601
			58,408
Chemicals – 0.8%
Asian Paints Ltd	949		20,717
Barito Pacific Tbk PT*	327,800		14,414
Mesaieed Petrochemical Holding Co	1,420		569
Petronas Chemicals Group Bhd	400		464
Pidilite Industries Ltd	113		2,023
			38,187
Construction Materials – 0.6%
Asia Cement Corp	3,000		3,910
China Resources Cement Holdings Ltd	6,000		7,128
Shree Cement Ltd	63		14,469
Taiwan Cement Corp	4,000		5,227
			30,734
Consumer Finance – 0.2%
Bajaj Finance Ltd	276		7,956

Shares or Principal Amounts		Value
Common Stocks – (continued)
Containers & Packaging – 0.1%
Klabin SA	1,800	$5,540
Diversified Consumer Services – 0.2%
TAL Education Group (ADR)*	218	11,611
Diversified Telecommunication Services – 5.5%
Chunghwa Telecom Co Ltd	77,000	273,783
Emirates Telecommunications Group Co PJSC	2,065	7,874
Hellenic Telecommunications Organization SA	139	1,688
		283,345
Electric Utilities – 1.0%
Enel Americas SA	1,029	126
Energisa SA	400	2,910
Equatorial Energia SA	10,000	33,877
Power Grid Corp of India Ltd	797	1,662
Saudi Electricity Co	2,371	10,048
		48,623
Electrical Equipment – 1.1%
WEG SA	8,500	54,924
Electronic Equipment, Instruments & Components – 1.1%
Samsung Electro-Mechanics Co Ltd	404	31,905
Samsung SDI Co Ltd	32	6,253
Walsin Technology Corp	2,000	10,448
Yageo Corp	1,000	8,904
		57,510
Energy Equipment & Services – 0.2%
China Oilfield Services Ltd	10,000	7,644
Dialog Group Bhd	4,600	3,215
		10,859
Entertainment – 0.8%
CD Projekt SA	340	23,719
IQIYI Inc (ADR)*	53	943
NCSoft Corp	17	9,000
NetEase Inc (ADR)	18	5,777
		39,439
Equity Real Estate Investment Trusts (REITs) – 0.3%
Fibra Uno Administracion SA de CV	20,000	15,681
Food & Staples Retailing – 4.4%
Avenue Supermarts Ltd (144A)*	1,994	57,544
BIM Birlesik Magazalar AS	1,023	7,709
Clicks Group Ltd	82	1,180
CP ALL PCL	45,200	84,452
President Chain Store Corp	1,000	9,360
Raia Drogasil SA	400	7,842
Sun Art Retail Group Ltd	23,000	34,043
Wal-Mart de Mexico SAB de CV	6,400	15,048
X5 Retail Group NV (GDR) (REG)	245	6,580
		223,758
Food Products – 7.3%
Charoen Pokphand Foods PCL	8,300	6,146
Charoen Pokphand Indonesia Tbk PT	47,700	14,415
China Huishan Dairy Holdings Co Ltd¢	55,000	0
Gruma SAB de CV	3,845	29,461
Indofood CBP Sukses Makmur Tbk PT	34,800	21,763
Indofood Sukses Makmur Tbk PT	2,500	972
IOI Corp Bhd	39,600	36,628
JBS SA	8,500	33,278
Kuala Lumpur Kepong Bhd	14,200	67,886
Nestle India Ltd	75	16,160
Nestle Malaysia Bhd	700	22,211
Orion Corp/Republic of Korea	86	8,083
PPB Group Bhd	22,020	83,643
Savola Group*	1,649	15,670
Tingyi Cayman Islands Holding Corp	10,000	16,292
		372,608
Gas Utilities – 3.6%
China Gas Holdings Ltd	3,400	11,792
China Resources Gas Group Ltd	24,000	120,490
ENN Energy Holdings Ltd	1,900	18,273
Infraestructura Energetica Nova SAB de CV	10,405	31,891
		182,446
Health Care Equipment & Supplies – 0.3%
Hartalega Holdings Bhd	1,300	2,067
Shandong Weigao Group Medical Polymer Co Ltd	8,000	10,080

Shares or Principal Amounts		Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
Top Glove Corp Bhd	1,600	$2,384
		14,531
Health Care Providers & Services – 1.1%
Bangkok Dusit Medical Services PCL	24,200	14,059
Hapvida Participacoes E Investimentos SA (144A)	1,600	13,058
IHH Healthcare Bhd	11,100	13,144
Notre Dame Intermedica Participacoes SA	1,700	14,712
		54,973
Health Care Technology – 1.3%
Alibaba Health Information Technology Ltd*	6,000	9,964
Ping An Healthcare and Technology Co Ltd (144A)*	6,200	57,520
		67,484
Hotels, Restaurants & Leisure – 0.1%
OPAP SA	891	6,848
Household Durables – 0%
Woongjin Coway Co Ltd	31	1,462
Household Products – 0.8%
Hindustan Unilever Ltd	825	24,835
Kimberly-Clark de Mexico SAB de CV	12,100	18,331
		43,166
Independent Power and Renewable Electricity Producers – 1.2%
Electricity Generating PCL	300	2,076
Engie Brasil Energia SA	200	1,498
Global Power Synergy PCL	1,100	1,910
Gulf Energy Development PCL	12,700	58,045
		63,529
Industrial Conglomerates – 0%
JG Summit Holdings Inc	390	398
Samsung C&T Corp	18	1,307
		1,705
Information Technology Services – 1.7%
GDS Holdings Ltd (ADR)*	379	21,971
HCL Technologies Ltd	1,118	6,405
Infosys Ltd	3,471	29,170
Tata Consultancy Services Ltd	82	1,965
Tech Mahindra Ltd	3,711	27,509
		87,020
Insurance – 2.8%
Bajaj Finserv Ltd	263	15,959
HDFC Life Insurance Co Ltd (144A)*	1,526	8,806
ICICI Lombard General Insurance Co Ltd (144A)	1,958	27,749
ICICI Prudential Life Insurance Co Ltd (144A)	4,430	20,771
IRB Brasil Resseguros S/A	10,200	19,005
SBI Life Insurance Co Ltd (144A)	916	7,650
Sul America SA	6,500	42,288
		142,228
Interactive Media & Services – 2.7%
Info Edge India Ltd	1,326	35,286
Kakao Corp	336	42,302
NAVER Corp	76	10,456
Tencent Holdings Ltd	1,000	48,763
		136,807
Internet & Direct Marketing Retail – 6.1%
Alibaba Group Holding Ltd (ADR)*	781	151,889
B2W Cia Digital*	1,500	13,859
JD.com Inc (ADR)*	137	5,549
Meituan Dianping*	8,400	100,808
Pinduoduo Inc (ADR)*	616	22,195
Vipshop Holdings Ltd (ADR)*	1,102	17,169
		311,469
Life Sciences Tools & Services – 1.5%
Divi's Laboratories Ltd	1,924	50,148
Samsung Biologics Co Ltd (144A)*	41	16,069
WuXi AppTec Co Ltd (144A)	200	2,448
Wuxi Biologics Cayman Inc (144A)*	500	6,446
		75,111
Machinery – 0.9%
China Conch Venture Holdings Ltd	10,000	44,461
Weichai Power Co Ltd	2,000	3,201
		47,662
Marine – 0.2%
MISC Bhd	5,800	9,977

Shares or Principal Amounts		Value
Common Stocks – (continued)
Media – 0.2%
Grupo Televisa SAB	8,500	$9,787
Metals & Mining – 5.7%
Anglo American Platinum Ltd	413	17,371
AngloGold Ashanti Ltd	525	8,981
Eregli Demir ve Celik Fabrikalari TAS	10,440	11,718
Gold Fields Ltd	3,073	14,923
Impala Platinum Holdings Ltd	2,073	8,764
MMC Norilsk Nickel PJSC (ADR)	2,871	71,095
Northam Platinum Ltd*	4,330	16,678
Polymetal International PLC	3,329	56,425
Polyus PJSC (REG) (GDR)	375	25,199
Sibanye Stillwater Ltd*	46,935	59,286
Zijin Mining Group Co Ltd	8,000	2,982
		293,422
Multiline Retail – 1.7%
Lojas Renner SA	1,060	6,847
Magazine Luiza SA	10,600	79,552
		86,399
Oil, Gas & Consumable Fuels – 2.8%
Bharat Petroleum Corp Ltd	5,229	21,904
Cosan SA	1,000	10,348
LUKOIL PJSC (ADR)	609	36,296
Novatek PJSC (GDR) (REG)	12	1,376
Petronet LNG Ltd	7,948	20,822
Qatar Fuel QSC*	3,182	14,290
Reliance Industries Ltd	489	7,198
Rosneft Oil Co PJSC (GDR)*	5,490	22,150
Ultrapar Participacoes SA	2,600	6,271
		140,655
Paper & Forest Products – 0%
Suzano SA	200	1,378
Personal Products – 1.1%
Dabur India Ltd	2,023	11,928
Godrej Consumer Products Ltd	2,024	13,796
Natura & Co Holding SA	6,100	30,222
		55,946
Pharmaceuticals – 1.1%
Aspen Pharmacare Holdings Ltd*	1,088	5,623
Dr Reddy's Laboratories Ltd	947	38,739
Hypera SA	800	4,402
Richter Gedeon Nyrt	494	9,342
		58,106
Real Estate Management & Development – 1.1%
Aldar Properties PJSC	15,651	6,456
BR Malls Participacoes SA	2,000	3,842
Country Garden Services Holdings Co Ltd	6,000	24,245
Longfor Group Holdings Ltd (144A)	1,000	4,839
Multiplan Empreendimentos Imobiliarios SA	200	735
Seazen Group Ltd*	6,000	5,388
Shimao Property Holdings Ltd	500	1,750
SM Prime Holdings Inc	8,300	4,654
Wharf Holdings Ltd	1,000	1,767
		53,676
Road & Rail – 1.0%
BTS Group Holdings PCL	166,900	46,278
Localiza Rent a Car SA	1,260	6,378
		52,656
Semiconductor & Semiconductor Equipment – 1.2%
Globalwafers Co Ltd	1,000	11,071
Hanergy Thin Film Power Group - SPV Shares¢	52,000	3,153
Novatek Microelectronics Corp	1,000	5,690
Powertech Technology Inc	1,000	2,801
Realtek Semiconductor Corp	1,000	7,229
Semiconductor Manufacturing International Corp*	9,500	14,857
Taiwan Semiconductor Manufacturing Co Ltd	1,000	8,928
United Microelectronics Corp	5,000	2,237
Vanguard International Semiconductor Corp	1,000	1,962
Xinyi Solar Holdings Ltd	10,000	5,581
		63,509
Software – 0.9%
Globant SA*	466	40,952
Kingsoft Corp Ltd*	1,000	3,245
		44,197

Shares or Principal Amounts		Value
Common Stocks – (continued)
Specialty Retail – 1.4%
Home Product Center PCL	400	$133
Hotai Motor Co Ltd	4,000	64,984
Jarir Marketing Co	139	4,729
Zhongsheng Group Holdings Ltd	500	1,741
		71,587
Technology Hardware, Storage & Peripherals – 0.9%
Advantech Co Ltd	1,000	8,254
Inventec Corp	6,000	4,564
Lite-On Technology Corp	1,000	1,353
Micro-Star International Co Ltd	1,000	2,934
Pegatron Corp	1,000	1,919
Samsung Electronics Co Ltd	51	1,982
Wistron Corp	20,000	16,211
Xiaomi Corp - Class B (144A)*	5,800	7,764
		44,981
Textiles, Apparel & Luxury Goods – 1.8%
ANTA Sports Products Ltd	5,000	36,140
Li Ning Co Ltd	2,500	7,254
Titan Co Ltd	4,043	49,518
		92,912
Thrifts & Mortgage Finance – 0.1%
Housing Development Finance Corp Ltd	232	4,955
Tobacco – 0.5%
KT&G Corp	455	27,712
Trading Companies & Distributors – 0.1%
BOC Aviation Ltd (144A)	600	3,794
Transportation Infrastructure – 1.7%
Airports of Thailand PCL	5,700	8,920
Bangkok Expressway & Metro PCL	172,100	40,639
CCR SA	500	1,129
Grupo Aeroportuario del Pacifico SAB de CV	4,400	23,640
Grupo Aeroportuario del Sureste SAB de CV	695	6,547
Promotora y Operadora de Infraestructura SAB de CV*	716	4,807
Shenzhen International Holdings Ltd	1,000	1,819
		87,501
Water Utilities – 3.4%
Guangdong Investment Ltd	92,000	176,452
Wireless Telecommunication Services – 8.1%
Advanced Info Service PCL	14,200	87,363
Bharti Airtel Ltd*	3,640	20,973
Far EasTone Telecommunications Co Ltd	47,000	98,407
Intouch Holdings PCL	200	305
Mobile TeleSystems PJSC (ADR)	3,949	30,012
Taiwan Mobile Co Ltd	52,000	171,825
TIM Participacoes SA	3,100	7,423
		416,308
Total Common Stocks (cost $5,816,606)		5,049,649
Preferred Stocks – 0.4%
Metals & Mining – 0.1%
Gerdau SA	2,900	5,610
Multiline Retail – 0.2%
Lojas Americanas SA	2,800	9,701
Technology Hardware, Storage & Peripherals – 0.1%
Samsung Electronics Co Ltd	129	4,211
Total Preferred Stocks (cost $34,471)		19,522
Investment Companies – 1.8%
Money Markets – 1.8%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº,£ (cost $92,000)	91,982	92,000
Total Investments (total cost $5,943,078) – 100.8%		5,161,172
Liabilities, net of Cash, Receivables and Other Assets – (0.8)%		(38,694)
Net Assets – 100%		$5,122,478

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Taiwan	$1,118,882	21.7%
China	1,057,820	20.5
India	619,368	12.0

Brazil	420,468	8.1
Thailand	350,326	6.8
Malaysia	318,498	6.2
Russia	249,702	4.8
South Africa	183,774	3.6
South Korea	169,820	3.3
Mexico	168,904	3.3
United Arab Emirates	125,662	2.4
Indonesia	98,262	1.9
United States	92,000	1.8
Saudi Arabia	52,935	1.0
Argentina	40,952	0.8
Poland	23,719	0.4
Turkey	19,427	0.4
Qatar	19,012	0.4
Hungary	10,418	0.2
Greece	8,536	0.2
Philippines	7,000	0.1
Singapore	3,794	0.1
Hong Kong	1,767	0.0
Chile	126	0.0

Total	$5,161,172	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/20
Investment Companies - 1.8%
Money Markets - 1.8%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	$774	$(37)	$-	$92,000
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº	-∆	-	-	-
Total Affiliated Investments - 1.8%	$774	$(37)	$-	$92,000

	Value at 6/30/19	Purchases	Sales Proceeds	Value at 3/31/20
Investment Companies - 1.8%
Money Markets - 1.8%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	62,000	2,561,358	(2,531,321)	92,000
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº	-	7,157	(7,157)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LLC	Limited Liability Company

PCL	Public Company Limited
PJSC	Private Joint Stock Company
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2020 is $255,850, which represents 5.0% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2020.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Corporate Bonds	$-	$1	$-
Common Stocks
Air Freight & Logistics	2,092	-	-
Beverages	13,711	-	-
Biotechnology	669	14,715	-
Capital Markets	3,839	54,569	-
Containers & Packaging	5,540	-	-
Diversified Consumer Services	11,611	-	-
Electric Utilities	36,913	11,710	-
Electrical Equipment	54,924	-	-
Entertainment	6,720	32,719	-
Equity Real Estate Investment Trusts (REITs)	15,681	-	-
Food & Staples Retailing	22,890	200,868	-
Food Products	62,739	309,869	0
Gas Utilities	31,891	150,555	-
Health Care Providers & Services	27,770	27,203	-
Household Products	18,331	24,835	-
Independent Power and Renewable Electricity Producers	1,498	62,031	-
Information Technology Services	21,971	65,049	-
Insurance	61,293	80,935	-
Internet & Direct Marketing Retail	210,661	100,808	-
Media	9,787	-	-
Metals & Mining	59,286	234,136	-
Multiline Retail	86,399	-	-
Oil, Gas & Consumable Fuels	16,619	124,036	-
Paper & Forest Products	1,378	-	-
Personal Products	30,222	25,724	-
Pharmaceuticals	4,402	53,704	-
Real Estate Management & Development	4,577	49,099	-
Road & Rail	6,378	46,278	-
Semiconductor & Semiconductor Equipment	-	60,356	3,153
Software	40,952	3,245	-
Transportation Infrastructure	36,123	51,378	-
Wireless Telecommunication Services	37,435	378,873	-
All Other	-	1,939,499	-
Preferred Stocks	-	19,522	-
Investment Companies	-	92,000	-

Total Assets	$944,302	$4,213,717	$3,153

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of March 31, 2020.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.